Consolidated Investment Entities - Consolidation of Investment Entities into the Consolidated Balance Sheets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Total investments and cash	$ 89,891.6		$ 97,274.4
Other assets	15,305.1		14,486.8
Assets held in consolidated investment entities	8,999.4		6,965.6
Assets held in separate accounts	106,827.1		97,667.4
Total assets	221,023.2		216,394.2
Future policy benefits and contract owner account balances	84,006.7		86,055.7
Other liabilities	8,610.5		12,488.1
Liabilities held in consolidated investment entities	6,064.9		4,121.8
Liabilities related to separate accounts	106,827.1		97,667.4
Total liabilities	205,509.2		200,333.0
Equity attributable to common shareholders	13,253.8		13,868.5
Appropriated-consolidated investment entities	18.4		6.4
Noncontrolling interest	2,241.8		2,186.3
Total liabilities and shareholder's equity	221,023.2		216,394.2
Before Consolidation
Condensed Financial Statements, Captions [Line Items]
Total investments and cash	90,569.7	[1]	97,925.5	[1]
Other assets	15,305.1	[1]	14,486.8	[1]
Assets held in consolidated investment entities	0	[1]	0	[1]
Assets held in separate accounts	106,827.1	[1]	97,667.4	[1]
Total assets	212,701.9	[1]	210,079.7	[1]
Future policy benefits and contract owner account balances	84,006.7	[1]	86,055.7	[1]
Other liabilities	8,614.3	[1]	12,488.1	[1]
Liabilities held in consolidated investment entities	0	[1]	0	[1]
Liabilities related to separate accounts	106,827.1	[1]	97,667.4	[1]
Total liabilities	199,448.1	[1]	196,211.2	[1]
Equity attributable to common shareholders	13,253.8	[1]	13,868.5	[1]
Appropriated-consolidated investment entities	0	[1]	0	[1]
Noncontrolling interest	0	[1]	0	[1]
Total liabilities and shareholder's equity	212,701.9	[1]	210,079.7	[1]
CLOs
Condensed Financial Statements, Captions [Line Items]
Total investments and cash	0		0
Other assets	0		0
Assets held in consolidated investment entities	5,690.9		3,919.9
Assets held in separate accounts			0
Total assets	5,690.9		3,919.9
Future policy benefits and contract owner account balances	0		0
Other liabilities	0		0
Liabilities held in consolidated investment entities	5,672.5		3,913.5
Liabilities related to separate accounts	0		0
Total liabilities	5,672.5		3,913.5
Equity attributable to common shareholders	0		0
Appropriated-consolidated investment entities	18.4		6.4
Noncontrolling interest	0		0
Total liabilities and shareholder's equity	5,690.9		3,919.9
VOEs
Condensed Financial Statements, Captions [Line Items]
Total investments and cash	0		0
Other assets	0		0
Assets held in consolidated investment entities	3,288.1		2,999.4
Assets held in separate accounts	0		0
Total assets	3,288.1		2,999.4
Future policy benefits and contract owner account balances	0		0
Other liabilities	0		0
Liabilities held in consolidated investment entities	435.4		292.4
Liabilities related to separate accounts	0		0
Total liabilities	435.4		292.4
Equity attributable to common shareholders	2,852.7		2,707.0
Appropriated-consolidated investment entities	0		0
Noncontrolling interest	0		0
Total liabilities and shareholder's equity	3,288.1		2,999.4
CLOs Adjustments
Condensed Financial Statements, Captions [Line Items]
Total investments and cash	(43.0)	[2]	(84.1)	[2]
Other assets	0	[2]	0	[2]
Assets held in consolidated investment entities	0	[2]	0	[2]
Assets held in separate accounts	0	[2]	0	[2]
Total assets	(43.0)	[2]	(84.1)	[2]
Future policy benefits and contract owner account balances	0	[2]	0	[2]
Other liabilities	0	[2]	0	[2]
Liabilities held in consolidated investment entities	(43.0)	[2]	(84.1)	[2]
Liabilities related to separate accounts	0	[2]	0	[2]
Total liabilities	(43.0)	[2]	(84.1)	[2]
Equity attributable to common shareholders	0	[2]	0	[2]
Appropriated-consolidated investment entities	0	[2]	0	[2]
Noncontrolling interest	0	[2]	0	[2]
Total liabilities and shareholder's equity	(43.0)	[2]	(84.1)	[2]
VOEs Adjustments
Condensed Financial Statements, Captions [Line Items]
Total investments and cash	(635.1)	[2]	(567.0)	[2]
Other assets	0	[2]	0	[2]
Assets held in consolidated investment entities	20.4	[2]	46.3	[2]
Assets held in separate accounts	0	[2]	0	[2]
Total assets	(614.7)	[2]	(520.7)	[2]
Future policy benefits and contract owner account balances	0	[2]	0	[2]
Other liabilities	(3.8)	[2]	0	[2]
Liabilities held in consolidated investment entities	0	[2]	0	[2]
Liabilities related to separate accounts	0	[2]	0	[2]
Total liabilities	(3.8)	[2]	0	[2]
Equity attributable to common shareholders	(2,852.7)	[2]	(2,707.0)	[2]
Appropriated-consolidated investment entities	0	[2]	0	[2]
Noncontrolling interest	2,241.8	[2]	2,186.3	[2]
Total liabilities and shareholder's equity	$ (614.7)	[2]	$ (520.7)	[2]

[1]	The Before Consolidation column includes the Company's equity interest in the investment products subsequently consolidated, accounted for as equity method and available-for-sale investments.
[2]	Adjustments include the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's equity at risk recorded as investments by the Company (before consolidation) against either equity (private equity and real estate partnership funds) or senior and subordinated debt (CLOs) of the funds.